Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 1,908	$ 5,595	$ 20,825
Fees, taxes, and charges	73	215	659
Selling expenses	340	348	728
Cruise onboard and other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	908	1,910	6,721
Cruise onboard and other | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues			390
Cruise
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other operating	1,346	1,518	3,167
Customer deposits	3,500	2,200
Revenues recognized related to customer deposits	$ 100	$ 3,200
Cruise | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other operating			$ 268